Note 2 - Acquisitions 2014 Acquisitions (Details) - USD ($) $ in Millions					3 Months Ended								12 Months Ended
		Sep. 30, 2014	Jul. 02, 2014	Jun. 23, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Jul. 01, 2014
Acquisition
Cash consideration													$ 250		$ 243		$ 1,100
Items included in Consolidated Results
Total revenues					$ 292	$ 282	$ 275	$ 263	$ 190	$ 150	$ 133	$ 127	1,112	[1]	600	[1]	313	[1]
Total costs and expenses	[1]												(698)		(419)		(256)
Net earnings (loss)					$ 64	$ 70	$ 67	$ 69	$ (15)	$ 27	$ 25	$ 36	270	[1]	73	[1]	18	[1]
Allocation of net assets acquired by the unitholders													0		0		0
West Coast Logistics Assets Acquisition
Acquisition
Business acquisition, date of acquisition agreement				Jun. 23, 2014
Purchase price				$ 270
Items included in Consolidated Results
Total revenues													6		8
Total costs and expenses													(10)		(15)
Net earnings (loss)													(4)		(7)
Phase One | West Coast Logistics Assets Acquisition
Acquisition
Purchase price			$ 241
Effective date of acquisition			Jul. 01, 2014
Cash consideration			$ 214
Equity consideration, fair value																			$ 27
Phase Two | West Coast Logistics Assets Acquisition
Acquisition
Effective date of acquisition		Sep. 30, 2014
Cash consideration		$ 29
Common
Items included in Consolidated Results
Allocation of net assets acquired by the unitholders													37		28		655
Common | Phase One | West Coast Logistics Assets Acquisition
Acquisition
Equity consideration, number of units (units)			370,843
General Partner
Items included in Consolidated Results
Allocation of net assets acquired by the unitholders													2		1		43
General Partner | Phase One | West Coast Logistics Assets Acquisition
Acquisition
Equity consideration, number of units (units)			8,856
Equity of Predecessors
Items included in Consolidated Results
Allocation of net assets acquired by the unitholders	[2]												$ (39)		$ (29)		$ (698)

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.